Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2023
Parent company only condensed financial information
Condensed balance sheets of parent company

Condensed balance sheets (In thousands, except for share and per share data)

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$Note 2 (e)
ASSETS
Cash and cash equivalents	1,329	206	29
Prepayments and other current assets	95	48	7
Amounts due from and investment deficit in VIEs and subsidiaries of the Company	42,460	61,861	8,735
TOTAL ASSETS	43,884	62,115	8,771

LIABILITIES
Amounts due to subsidiaries of the Company	443,575	451,097	63,690
Accrued expenses and other liabilities	2,355	3,973	561
TOTAL LIABILITIES	445,930	455,070	64,251

Commitments and contingencies

SHAREHOLDERS’ EQUITY
Class A Ordinary Shares (US$ 0.000125 par value per share; 1,750,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 249,232,020 and 503,747,680 shares outstanding as of December 31, 2022 and 2023, respectively)	233	454	64
Class B Ordinary Shares (US$ 0.000125 par value per share; 250,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 50,939,520 shares outstanding as of December 31, 2022 and 2023, respectively)	42	42	6
Additional paid-in capital	1,998,822	2,036,473	287,528
Accumulated other comprehensive income	15,685	73,607	10,393
Accumulated deficit	(2,416,828)	(2,503,531)	(353,471)
TOTAL SHAREHOLDERS’ DEFICIT	(402,046)	(392,955)	(55,480)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	43,884	62,115	8,771

Condensed statements of operations and comprehensive loss of parent company

Condensed statements of operations and comprehensive loss (In thousands)

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$Note 2 (e)
Operating expenses:
Sales and marketing expenses	(354)	—	1,621	229
General and administrative expenses	(11,138)	(4,431)	(813)	(115)
Research and development expenses	(1,082)	(2,515)	2,375	335
Total operating expenses	(12,574)	(6,946)	3,183	449

Equity in loss of subsidiaries	(92,322)	(183,229)	(81,704)	(11,536)
Share of gain from equity method investments	3,331	—	—	—
Other expense, net	(39)	(8)	(241)	(33)
Loss before income tax expense	(101,604)	(190,183)	(78,762)	(11,120)
Income tax expense	(125)	—	—	—
Net loss	(101,729)	(190,183)	(78,762)	(11,120)

Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	(10,793)	6,565	12,328	1,741
Total other comprehensive income/(loss)	(10,793)	6,565	12,328	1,741
Total comprehensive loss	(112,522)	(183,618)	(66,434)	(9,379)

Condensed statements of cash flows of parent company

Condensed statements of cash flows (In thousands)

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$Note 2 (e)
Net cash used in operating activities	(11,840)	(5,404)	(630)	(88)

Cash flows from investing activities:
Net cash advances from/(to) subsidiaries	14,952	2,018	(26,326)	(3,717)
Net cash inflow from disposal of subsidiary	—	118	—	—
Net cash provided by/(used in) investing activities	14,952	2,136	(26,326)	(3,717)

Cash flows from financing activities:
Proceeds from exercise of options	1	—	—	—
Proceeds from issuance of ordinary shares	—	—	27,760	3,919
Net cash provided by financing activities	1	—	27,760	3,919

Effect of exchange rate changes on cash, cash equivalents	(5,325)	3,342	(1,927)	(273)

Net (decrease)/increase in cash, cash equivalents	(2,212)	74	(1,123)	(159)
Cash and cash equivalents at beginning of the year	3,467	1,255	1,329	188
Cash and cash equivalents at end of the year	1,255	1,329	206	29